SCHEDULE OF EXCHANGE RATE TRANSLATION OF AMOUNTS FROM LOCAL CURRENCY (Details)	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Current JPY [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	147.87	139.31	113.22
Average JPY [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	139.75	129.69	109.00